Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Revenue	$ 210,179,181	$ 195,935,392	$ 164,403,938
OPERATING EXPENSES
Commissions and voyage related costs	98,142,454	72,737,902	37,121,398
Vessel operating expenses	67,017,632	62,890,401	56,399,979
Depreciation	35,137,880	34,271,091	30,091,237
Amortization of deferred drydock expenditure	3,637,276	2,924,031	2,715,109
General and administrative expenses
Corporate	12,626,373	11,979,017	12,055,725
Commercial and chartering	3,233,888	2,619,748	2,021,487
Total operating expenses	219,795,503	187,422,190	140,404,935
(Loss)/profit from operations	(9,616,322)	8,513,202	23,999,003
Interest expense and finance costs	(27,405,608)	(21,380,165)	(17,754,118)
Interest income	606,665	436,195	164,629
Loss on disposal of vessels	0	0	(2,601,148)
Loss on vessel held for sale	(6,360,813)	0	0
(Loss)/profit before taxes	(42,776,078)	(12,430,768)	3,808,366
Income tax	(162,923)	(59,567)	(60,434)
Net (loss)/profit	$ (42,939,001)	$ (12,490,335)	$ 3,747,932
Net (loss)/earnings per share, basic and diluted (in dollars per share)	$ (1.31)	$ (0.37)	$ 0.12
Weighted average number of common shares outstanding, basic and diluted (in shares)	32,837,866	33,441,879	30,141,891